Oil and Natural Gas Properties - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Exploratory well costs	$ 0	$ 0
Pre-drilling costs from exploratory dry hole	$ 0	$ 1,300,000	$ 0